Digital Assets	6 Months Ended
Sep. 30, 2024
Digital Assets [Abstract]
DIGITAL ASSETS
8.	DIGITAL ASSETS

	As of September 30, 2024 US$		As of March 31, 2024 US$
	(Unaudited)		(Audited)
Digital assets held on exchange institutions	204,594,180		126,468,184
Digital assets held on exchange institutions – related party	4,033,054		—
Total	208,627,234	,	126,468,184

The digital assets held on exchange institutions are measured at fair value. They represented balance of digital assets attributable to the Company held in shared wallets of the third-party exchanges. The balance is measured at fair value through profit or loss.